Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2024
SIL-NPRT3-0125
1.912843.114
Common Stocks - 43.6%
	Shares	Value ($)
AUSTRALIA - 1.7%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
CAR Group Ltd	971,407	26,402,210
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	1,614,640	71,603,223
Consumer Staples - 0.1%
Beverages - 0.1%
Treasury Wine Estates Ltd	6,103,670	45,275,652
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Paladin Energy Ltd (b)(c)	4,567,699	22,818,672
Santos Ltd	4,119,347	17,806,917
Whitehaven Coal Ltd	6,267,380	27,008,646
Woodside Energy Group Ltd	1,645,063	26,386,494
		94,020,729
Financials - 0.4%
Banks - 0.0%
Commonwealth Bank of Australia	267,188	27,737,915
Capital Markets - 0.3%
Macquarie Group Ltd	752,369	113,791,361
Insurance - 0.1%
Steadfast Group Ltd	8,609,490	32,697,121
TOTAL FINANCIALS		174,226,397

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	236,680	19,884,242
Materials - 0.6%
Metals & Mining - 0.6%
BHP Group Ltd	3,250,976	85,725,724
Glencore PLC	14,368,100	69,573,309
Rio Tinto Ltd	1,181,460	91,452,863
		246,751,896
Real Estate - 0.2%
Diversified REITs - 0.1%
GPT Group/The unit	10,138,790	31,534,439
Specialized REITs - 0.1%
National Storage REIT unit	26,613,655	43,514,753
TOTAL REAL ESTATE		75,049,192

TOTAL AUSTRALIA		753,213,541
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (d)(e)	1,098,500	14,173,553
BELGIUM - 0.7%
Financials - 0.2%
Banks - 0.2%
KBC Group NV	1,492,350	107,617,269
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	935,572	183,249,190
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	713,050	13,879,756
Real Estate - 0.1%
Industrial REITs - 0.1%
Warehouses De Pauw CVA	1,041,103	23,015,883
TOTAL BELGIUM		327,762,098
BRAZIL - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (c)	18,567	36,858,651
CANADA - 0.4%
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (b)	731,097	41,789,505
Industrials - 0.0%
Professional Services - 0.0%
Thomson Reuters Corp	186,709	30,347,130
Information Technology - 0.3%
Software - 0.3%
Constellation Software Inc/Canada	36,104	121,144,193
Lumine Group Inc Subordinate Voting Shares (c)(e)	224,600	6,753,801
		127,897,994
TOTAL CANADA		200,034,629
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	763,480	16,539,619
CHINA - 0.6%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	1,118,573	57,766,759
Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
Prosus NV Class N	1,833,520	74,693,411
Hotels, Restaurants & Leisure - 0.2%
Meituan B Shares (c)(d)(e)	1,746,350	36,836,251
Trip.com Group Ltd ADR (c)	507,089	32,783,304
		69,619,555
TOTAL CONSUMER DISCRETIONARY		144,312,966

Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	11,039,790	33,914,008
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd	11,008,650	19,809,885
TOTAL CHINA		255,803,618
DENMARK - 1.4%
Health Care - 1.0%
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	4,051,893	434,240,734
Industrials - 0.3%
Air Freight & Logistics - 0.3%
DSV A/S	685,619	146,406,579
Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	446,900	26,197,532
TOTAL DENMARK		606,844,845
FINLAND - 0.3%
Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	778,900	3,506,417
Sampo Oyj A Shares	1,030,400	44,143,001
		47,649,418
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,615,610	15,694,677
UPM-Kymmene Oyj	1,120,170	29,475,117
		45,169,794
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	1,663,650	25,078,756
TOTAL FINLAND		117,897,968
FRANCE - 4.2%
Communication Services - 0.2%
Media - 0.2%
Publicis Groupe SA	420,450	45,630,692
Vivendi SE	3,290,600	30,218,098
		75,848,790
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.1%
Accor SA	1,023,400	47,238,957
Household Durables - 0.0%
SEB SA	180,400	17,119,265
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	40,364	88,081,867
LVMH Moet Hennessy Louis Vuitton SE	324,055	203,146,616
		291,228,483
TOTAL CONSUMER DISCRETIONARY		355,586,705

Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	2,104,830	143,821,887
Energy - 0.3%
Energy Equipment & Services - 0.1%
Vallourec SACA (c)	2,146,930	37,661,553
Oil, Gas & Consumable Fuels - 0.2%
TotalEnergies SE	1,348,458	78,372,643
TOTAL ENERGY		116,034,196

Financials - 0.8%
Banks - 0.3%
BNP Paribas SA	2,088,140	124,820,171
Capital Markets - 0.1%
Amundi SA (d)(e)	548,020	35,702,755
Insurance - 0.4%
AXA SA	5,311,720	185,122,021
TOTAL FINANCIALS		345,644,947

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	310,900	75,499,314
Industrials - 0.9%
Aerospace & Defense - 0.7%
Dassault Aviation SA	199,102	39,639,556
Safran SA	878,486	204,989,681
Thales SA	581,070	86,887,470
		331,516,707
Building Products - 0.1%
Cie de Saint-Gobain SA	378,595	34,569,293
Electrical Equipment - 0.1%
Legrand SA	331,620	33,249,694
TOTAL INDUSTRIALS		399,335,694

Information Technology - 0.3%
IT Services - 0.2%
Alten SA	298,000	23,760,073
Capgemini SE	445,566	71,624,826
		95,384,899
Software - 0.1%
Dassault Systemes SE	1,279,800	44,174,639
TOTAL INFORMATION TECHNOLOGY		139,559,538

Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	1,328,573	220,988,651
TOTAL FRANCE		1,872,319,722
GERMANY - 4.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	3,884,397	124,294,450
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	120,100	8,886,635
Mercedes-Benz Group AG	455,650	25,616,322
		34,502,957
Financials - 1.2%
Banks - 0.0%
Commerzbank AG	243,700	3,740,623
Capital Markets - 0.2%
Deutsche Boerse AG	307,600	72,018,690
Insurance - 1.0%
Allianz SE	595,655	184,393,714
Hannover Rueck SE	482,560	126,007,479
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	271,180	141,900,295
		452,301,488
TOTAL FINANCIALS		528,060,801

Health Care - 0.5%
Biotechnology - 0.0%
BioNTech SE ADR (c)	116,720	13,818,481
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	1,031,726	55,952,987
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA (c)	3,183,207	111,915,423
Pharmaceuticals - 0.1%
Bayer AG	223,500	4,588,200
Merck KGaA	377,475	56,483,774
		61,071,974
TOTAL HEALTH CARE		242,758,865

Industrials - 1.1%
Aerospace & Defense - 0.6%
Rheinmetall AG	334,879	220,257,018
Air Freight & Logistics - 0.1%
Deutsche Post AG	1,619,298	59,581,787
Industrial Conglomerates - 0.4%
Siemens AG	906,922	176,176,746
Machinery - 0.0%
Daimler Truck Holding AG	493,100	18,654,786
TOTAL INDUSTRIALS		474,670,337

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG	807,024	26,306,463
Software - 0.8%
SAP SE	1,465,997	348,124,277
TOTAL INFORMATION TECHNOLOGY		374,430,740

Materials - 0.1%
Chemicals - 0.0%
Covestro AG	211,100	12,849,404
Construction Materials - 0.1%
Heidelberg Materials AG	302,751	38,199,895
TOTAL MATERIALS		51,049,299

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	1,250,346	41,488,918
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	792,400	26,733,200
Multi-Utilities - 0.1%
E.ON SE	2,903,600	37,424,132
TOTAL UTILITIES		64,157,332

TOTAL GERMANY		1,935,413,699
HONG KONG - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKT Trust & HKT Ltd unit	25,365,440	31,527,481
Financials - 0.4%
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	624,470	23,508,921
Insurance - 0.3%
AIA Group Ltd	10,100,460	76,052,422
Prudential PLC	7,479,670	61,301,079
		137,353,501
TOTAL FINANCIALS		160,862,422

Industrials - 0.0%
Machinery - 0.0%
Techtronic Industries Co Ltd	2,145,490	30,224,384
Real Estate - 0.1%
Real Estate Management & Development - 0.0%
CK Asset Holdings Ltd	2,279,710	9,318,095
Retail REITs - 0.1%
Link REIT	8,125,060	35,351,321
TOTAL REAL ESTATE		44,669,416

TOTAL HONG KONG		267,283,703
INDIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (d)	453,300	27,333,990
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	1,205,800	80,499,208
TOTAL INDIA		107,833,198
INDONESIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	164,275,009	104,194,625
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	3,556,570	19,355,787
Bank of Ireland Group PLC	3,593,949	31,477,042
		50,832,829
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	1,346,468	101,309,060
TOTAL IRELAND		152,141,889
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	1,535,200	25,760,656
ITALY - 1.5%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Pirelli & C SpA (d)(e)	1,577,186	8,556,793
Automobiles - 0.1%
Ferrari NV (Italy)	72,056	31,348,970
TOTAL CONSUMER DISCRETIONARY		39,905,763

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	577,190	20,593,849
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,274,700	46,334,328
Financials - 0.7%
Banks - 0.7%
FinecoBank Banca Fineco SpA	2,650,684	42,548,866
Intesa Sanpaolo SpA	2,750,000	10,555,983
Mediobanca Banca di Credito Finanziario SpA	3,656,000	53,335,314
UniCredit SpA	5,259,848	202,040,527
		308,480,690
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	1,241,290	67,619,847
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	2,051,784	135,340,464
Machinery - 0.0%
GVS SpA (c)(d)(e)	190,400	1,032,183
Industrie De Nora SpA (b)	61,669	521,349
Interpump Group SpA	219,500	10,220,009
		11,773,541
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	493,650	21,740,346
TOTAL INDUSTRIALS		168,854,351

TOTAL ITALY		651,788,828
JAPAN - 8.9%
Communication Services - 0.7%
Entertainment - 0.5%
Capcom Co Ltd	1,671,410	39,166,951
Nintendo Co Ltd	2,389,120	140,217,688
		179,384,639
Interactive Media & Services - 0.1%
LY Corp	23,220,580	64,074,208
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp	801,590	48,053,025
TOTAL COMMUNICATION SERVICES		291,511,872

Consumer Discretionary - 1.1%
Automobile Components - 0.4%
Denso Corp	10,052,310	143,915,592
Sumitomo Electric Industries Ltd	1,815,600	35,053,144
		178,968,736
Automobiles - 0.2%
Isuzu Motors Ltd	5,093,620	67,946,043
Subaru Corp	409,380	6,569,166
		74,515,209
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	782,860	19,920,115
Household Durables - 0.3%
Sony Group Corp	5,040,720	101,199,163
Sumitomo Forestry Co Ltd	904,530	34,309,446
		135,508,609
Specialty Retail - 0.2%
Fast Retailing Co Ltd	198,550	68,037,511
TOTAL CONSUMER DISCRETIONARY		476,950,180

Consumer Staples - 0.4%
Food Products - 0.3%
Ajinomoto Co Inc	2,458,500	103,461,998
Nissin Foods Holdings Co Ltd	625,830	16,639,720
		120,101,718
Personal Care Products - 0.1%
Kao Corp	505,960	22,014,574
Rohto Pharmaceutical Co Ltd	653,500	12,961,676
Shiseido Co Ltd	808,630	15,047,264
		50,023,514
TOTAL CONSUMER STAPLES		170,125,232

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	5,711,550	30,927,118
Inpex Corp	2,676,000	35,071,662
		65,998,780
Financials - 1.6%
Banks - 1.0%
Chiba Bank Ltd/The	3,821,510	31,955,364
Kyoto Financial Group Inc	940,170	14,192,253
Mitsubishi UFJ Financial Group Inc	8,359,000	99,772,316
Mizuho Financial Group Inc	3,886,870	98,141,648
Sumitomo Mitsui Financial Group Inc	7,732,330	190,840,374
		434,901,955
Financial Services - 0.1%
ORIX Corp	3,632,710	81,772,973
Insurance - 0.5%
Tokio Marine Holdings Inc	5,845,399	217,966,762
TOTAL FINANCIALS		734,641,690

Health Care - 0.5%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	903,366	116,781,712
Terumo Corp	2,200,120	44,937,403
		161,719,115
Pharmaceuticals - 0.1%
Daiichi Sankyo Co Ltd	1,155,640	36,698,219
Eisai Co Ltd	892,200	27,691,747
		64,389,966
TOTAL HEALTH CARE		226,109,081

Industrials - 2.5%
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	1,016,910	57,461,537
Mitsubishi Electric Corp	3,629,160	61,620,806
		119,082,343
Industrial Conglomerates - 0.8%
Hitachi Ltd	14,725,968	371,106,961
Machinery - 0.6%
Ebara Corp	1,892,830	28,473,846
Kawasaki Heavy Industries Ltd	384,320	14,272,704
Komatsu Ltd	924,300	25,026,409
MINEBEA MITSUMI Inc	730,300	12,012,212
Mitsubishi Heavy Industries Ltd	12,239,480	180,200,016
		259,985,187
Professional Services - 0.2%
BayCurrent Inc	525,400	19,001,700
Recruit Holdings Co Ltd	1,190,530	82,810,493
		101,812,193
Trading Companies & Distributors - 0.6%
ITOCHU Corp	2,551,650	126,250,783
Mitsui & Co Ltd	6,628,350	139,290,650
		265,541,433
TOTAL INDUSTRIALS		1,117,528,117

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Ibiden Co Ltd	1,002,260	29,502,076
Murata Manufacturing Co Ltd	3,631,210	60,760,192
		90,262,268
IT Services - 0.2%
Fujitsu Ltd	3,234,220	62,138,140
TIS Inc	1,568,770	38,418,429
		100,556,569
Semiconductors & Semiconductor Equipment - 0.5%
Disco Corp	219,065	59,862,866
Renesas Electronics Corp	5,563,190	72,967,305
SUMCO Corp (b)	1,471,490	11,897,058
Tokyo Electron Ltd	401,580	62,960,585
		207,687,814
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	5,698,970	128,947,024
TOTAL INFORMATION TECHNOLOGY		527,453,675

Materials - 0.7%
Chemicals - 0.7%
Kansai Paint Co Ltd	2,269,130	32,357,644
NOF Corp	1,181,200	17,637,274
Shin-Etsu Chemical Co Ltd	7,065,800	262,200,484
		312,195,402
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mitsubishi Estate Co Ltd	2,129,250	30,174,974
TOTAL JAPAN		3,952,689,003
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	360,100	14,162,985
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (c)(d)(e)	986,150	24,145,782
NETHERLANDS - 1.8%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	516,365	12,433,833
Financials - 0.1%
Financial Services - 0.1%
EXOR NV	307,981	30,479,228
Insurance - 0.0%
ASR Nederland NV	465,140	22,266,612
TOTAL FINANCIALS		52,745,840

Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (c)	155,933	96,236,434
Industrials - 0.6%
Professional Services - 0.5%
Wolters Kluwer NV	1,035,528	172,843,772
Trading Companies & Distributors - 0.1%
IMCD NV	364,911	54,796,559
TOTAL INDUSTRIALS		227,640,331

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASM International NV	61,225	33,087,334
ASML Holding NV	534,730	365,385,921
		398,473,255
Software - 0.0%
Topicus.com Inc	44,100	3,811,364
TOTAL INFORMATION TECHNOLOGY		402,284,619

TOTAL NETHERLANDS		791,341,057
NEW ZEALAND - 0.0%
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (c)	113,890	12,968,908
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA	1,557,697	37,754,692
SINGAPORE - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (c)	259,370	29,516,306
Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	4,624,953	125,570,994
TOTAL SINGAPORE		155,087,300
SOUTH AFRICA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	258,200	1,843,146
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	2,873,450	92,273,000
TOTAL SOUTH AFRICA		94,116,146
SPAIN - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	1,705,007	61,224,014
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	293,600	16,201,796
Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	2,304,450	21,768,194
Banco Santander SA	38,165,433	176,195,004
Bankinter SA	5,224,405	41,362,508
CaixaBank SA	23,566,579	128,077,603
		367,403,309
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aena SME SA (d)(e)	62,589	13,545,661
Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	4,649,930	66,287,345
TOTAL SPAIN		524,662,125
SWEDEN - 0.8%
Financials - 0.3%
Financial Services - 0.3%
Investor AB B Shares	4,725,990	129,771,152
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	1,001,600	12,232,735
Industrials - 0.5%
Building Products - 0.1%
Assa Abloy AB B Shares	1,419,615	43,599,489
Machinery - 0.4%
Atlas Copco AB A Shares	5,695,681	91,051,695
Indutrade AB	2,471,029	63,124,548
		154,176,243
TOTAL INDUSTRIALS		197,775,732

TOTAL SWEDEN		339,779,619
SWITZERLAND - 1.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA Series A	483,050	67,569,851
Financials - 1.0%
Capital Markets - 0.4%
Julius Baer Group Ltd	351,182	23,257,209
Partners Group Holding AG	47,290	68,711,278
UBS Group AG	2,102,421	67,968,614
UBS Group AG (United States) (b)	691,087	22,349,753
		182,286,854
Insurance - 0.6%
Swiss Life Holding AG	50,400	41,294,875
Zurich Insurance Group AG	320,614	203,498,250
		244,793,125
TOTAL FINANCIALS		427,079,979

Health Care - 0.2%
Pharmaceuticals - 0.2%
Galderma Group AG (c)	724,468	74,219,010
Industrials - 0.4%
Electrical Equipment - 0.4%
ABB Ltd	3,000,439	171,292,646
Machinery - 0.0%
Schindler Holding AG	74,868	21,620,318
TOTAL INDUSTRIALS		192,912,964

Materials - 0.2%
Chemicals - 0.2%
Givaudan SA	4,738	20,873,123
Sika AG	274,101	70,971,608
		91,844,731
TOTAL SWITZERLAND		853,626,535
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd	5,382,407	167,780,785
UNITED KINGDOM - 6.5%
Communication Services - 0.1%
Media - 0.1%
WPP PLC	4,538,542	49,642,872
Consumer Discretionary - 0.9%
Broadline Retail - 0.0%
B&M European Value Retail SA	1,951,800	8,615,496
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	4,212,977	144,352,360
Flutter Entertainment PLC (United Kingdom) (c)	60,100	16,526,084
InterContinental Hotels Group PLC	940,493	117,349,317
		278,227,761
Household Durables - 0.2%
Barratt Redrow PLC	14,090,920	76,686,572
Berkeley Group Holdings PLC	387,718	20,490,552
		97,177,124
Leisure Products - 0.0%
Games Workshop Group PLC	102,010	18,341,111
Specialty Retail - 0.0%
JD Sports Fashion PLC	6,842,000	8,862,813
TOTAL CONSUMER DISCRETIONARY		411,224,305

Consumer Staples - 0.9%
Beverages - 0.1%
Diageo PLC	1,214,446	36,281,279
Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	23,623,365	110,190,685
Personal Care Products - 0.4%
Unilever PLC	2,728,766	163,403,702
Tobacco - 0.2%
Imperial Brands PLC	3,005,949	98,262,189
TOTAL CONSUMER STAPLES		408,137,855

Financials - 2.2%
Banks - 1.2%
HSBC Holdings PLC	22,623,010	210,830,074
Lloyds Banking Group PLC	191,896,273	129,374,354
NatWest Group PLC	9,631,700	49,404,306
Standard Chartered PLC	7,970,300	98,536,665
		488,145,399
Capital Markets - 0.9%
3i Group PLC	4,130,346	194,932,383
London Stock Exchange Group PLC	1,386,698	198,739,772
		393,672,155
Insurance - 0.1%
Admiral Group PLC	447,610	14,597,857
Beazley PLC	2,704,000	26,717,073
		41,314,930
TOTAL FINANCIALS		923,132,484

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	1,646,519	222,847,392
Industrials - 1.5%
Aerospace & Defense - 0.8%
BAE Systems PLC	11,560,083	180,682,634
Rolls-Royce Holdings PLC (c)	24,662,820	175,437,785
		356,120,419
Professional Services - 0.4%
RELX PLC	4,140,818	195,215,188
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	465,601	37,265,356
Bunzl PLC	1,149,380	52,036,767
Diploma PLC	765,250	43,428,909
		132,731,032
TOTAL INDUSTRIALS		684,066,639

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,742,270	60,035,045
Software - 0.1%
Sage Group PLC/The	2,818,300	47,050,233
TOTAL INFORMATION TECHNOLOGY		107,085,278

Utilities - 0.2%
Multi-Utilities - 0.2%
National Grid PLC	5,531,571	69,823,095
TOTAL UNITED KINGDOM		2,875,959,920
UNITED STATES - 4.8%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (c)	89,070	42,482,827
Consumer Staples - 0.1%
Food Products - 0.1%
Nestle SA	556,809	48,353,143
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Shell PLC	4,724,626	151,835,678
Shell PLC ADR	2,466,700	159,694,158
Shell PLC rights (c)(f)	4,561,476	1,569,147
		313,098,983
Financials - 1.0%
Capital Markets - 0.3%
Moody's Corp	63,012	31,504,740
S&P Global Inc	210,896	110,195,269
		141,700,009
Financial Services - 0.3%
Mastercard Inc Class A	68,455	36,482,408
Visa Inc Class A	298,015	93,898,566
		130,380,974
Insurance - 0.4%
Arthur J Gallagher & Co	109,208	34,099,106
Marsh & McLennan Cos Inc	503,883	117,520,632
		151,619,738
TOTAL FINANCIALS		423,700,721

Health Care - 0.6%
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,609,752	143,223,068
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc	75,500	39,987,065
Pharmaceuticals - 0.2%
GSK PLC	4,107,607	69,781,287
Roche Holding AG	102,654	29,826,206
		99,607,493
TOTAL HEALTH CARE		282,817,626

Industrials - 0.9%
Commercial Services & Supplies - 0.1%
Waste Connections Inc	169,189	32,664,395
Construction & Engineering - 0.1%
Ferrovial SE	779,100	32,125,709
Electrical Equipment - 0.3%
Schneider Electric SE	517,968	133,439,502
Professional Services - 0.2%
Experian PLC	2,133,310	101,822,031
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc (United Kingdom)	481,400	103,705,973
TOTAL INDUSTRIALS		403,757,610

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc	187,051	30,317,226
Materials - 1.3%
Chemicals - 0.3%
Linde PLC	356,069	164,144,248
Construction Materials - 1.0%
CRH PLC	1,528,200	156,289,014
CRH PLC (United Kingdom)	321,760	33,007,723
Holcim AG	2,368,748	241,421,442
		430,718,179
TOTAL MATERIALS		594,862,427

TOTAL UNITED STATES		2,139,390,563
TOTAL COMMON STOCKS (Cost $17,926,163,828)		19,429,330,262

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,082)	14	1,178

International Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Advisor International Discovery Fund - Class Z (g)	68,518,270	3,462,228,208
Fidelity Advisor International Growth Fund - Class Z (g)	38,087,641	794,508,192
Fidelity Advisor International Real Estate Fund - Class Z (g)	8,077,746	76,253,924
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (g)	5,837,123	123,922,117
Fidelity Advisor Japan Fund - Class Z (g)	9,715,552	172,839,662
Fidelity Diversified International Fund (g)	72,378,566	3,275,130,129
Fidelity Japan Smaller Companies Fund (g)	2,985,336	49,944,675
Fidelity Pacific Basin Fund (g)	3,631,096	121,496,488
Fidelity SAI International Index Fund (g)	276,597,181	4,010,659,118
Fidelity SAI International Low Volatility Index Fund (g)	232,811,360	2,663,361,963
Fidelity SAI International Momentum Index Fund (g)	28,474,221	414,015,170
Fidelity SAI International Quality Index Fund (g)	71,244,863	911,221,794
Fidelity SAI International Small Cap Index Fund (g)	60,794,512	524,656,638
Fidelity SAI International Value Index Fund (g)	593,970,501	5,886,247,670
Fidelity SAI Japan Stock Index Fund (g)	10,746,137	110,362,831
iShares MSCI India ETF	2,587,619	141,749,769
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,821,200,013)		22,738,598,348

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Cost $26,211,792)	508,800	18,682,636

U.S. Treasury Obligations - 0.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (i)	4.53 to 4.59	6,570,000	6,544,570
US Treasury Bills 0% 1/23/2025 (i)	4.54 to 4.56	9,650,000	9,588,271
US Treasury Bills 0% 1/30/2025 (i)	4.45 to 4.53	24,080,000	23,904,334
US Treasury Bills 0% 12/12/2024	4.78 to 4.93	5,230,000	5,223,401
US Treasury Bills 0% 12/19/2024 (i)	4.61 to 4.77	30,360,000	30,294,754
US Treasury Bills 0% 12/26/2024 (i)	4.54 to 4.55	8,030,000	8,005,669
US Treasury Bills 0% 2/6/2025 (i)	4.47 to 4.48	11,440,000	11,347,717
TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,893,646)			94,908,716

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.64	219,250,603	219,294,453
Fidelity Securities Lending Cash Central Fund (j)(k)	4.64	12,790,513	12,791,792
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	0.10	1,942,359,506	1,942,359,506
TOTAL MONEY MARKET FUNDS (Cost $2,174,445,751)			2,174,445,751

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $41,042,916,112)	44,455,966,891
NET OTHER ASSETS (LIABILITIES) - 0.3%	129,404,345
NET ASSETS - 100.0%	44,585,371,236

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	250	Dec 2024	47,906,250	2,630,839	2,630,839
ICE MSCI EAFE Index Contracts (United States)	16,902	Dec 2024	1,970,519,670	(79,484,864)	(79,484,864)

TOTAL FUTURES CONTRACTS					(76,854,025)
The notional amount of futures purchased as a percentage of Net Assets is 4.5%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,503,971 or 0.6% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $257,923,783 or 0.6% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $63,791,078.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	147,670,036	4,401,878,494	4,330,251,627	7,897,793	(2,450)	-	219,294,453	0.4%
Fidelity Securities Lending Cash Central Fund	123,287,697	760,337,354	870,833,259	326,525	-	-	12,791,792	0.0%
Total	270,957,733	5,162,215,848	5,201,084,886	8,224,318	(2,450)	-	232,086,245

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund - Class Z	2,697,791,079	549,000,000	-	-	-	215,437,129	3,462,228,208
Fidelity Advisor International Growth Fund - Class Z	-	783,000,000	-	-	-	11,508,192	794,508,192
Fidelity Advisor International Real Estate Fund - Class Z	74,363,296	2,575,318	-	2,575,318	-	(684,690)	76,253,924
Fidelity Advisor International Small Cap Opportunities Fund Class Z	116,625,713	-	-	-	-	7,296,404	123,922,117
Fidelity Advisor Japan Fund - Class Z	160,403,756	-	-	-	-	12,435,906	172,839,662
Fidelity Diversified International Fund	2,426,514,357	715,000,000	-	-	-	133,615,772	3,275,130,129
Fidelity International Capital Appreciation Fund	2,063,357,165	-	2,203,307,882	-	680,495,881	(540,545,164)	-
Fidelity Japan Smaller Companies Fund	46,272,712	-	-	-	-	3,671,963	49,944,675
Fidelity Overseas Fund	3,311,095,164	589,000,000	4,181,757,673	-	853,603,460	(571,940,951)	-
Fidelity Pacific Basin Fund	106,173,261	-	-	-	-	15,323,227	121,496,488
Fidelity SAI Inflation-Focused Fund	1,157	28	-	28	-	(7)	1,178
Fidelity SAI International Index Fund	2,782,412,214	1,100,000,000	-	-	-	128,246,904	4,010,659,118
Fidelity SAI International Low Volatility Index Fund	2,741,508,883	486,999,999	652,000,000	-	(10,051,310)	96,904,391	2,663,361,963
Fidelity SAI International Momentum Index Fund	345,310,246	47,500,000	-	-	-	21,204,924	414,015,170
Fidelity SAI International Quality Index Fund	116,787,285	804,500,000	-	-	-	(10,065,491)	911,221,794
Fidelity SAI International Small Cap Index Fund	494,867,327	-	-	-	-	29,789,311	524,656,638
Fidelity SAI International Value Index Fund	3,936,146,857	1,736,000,000	-	-	-	214,100,813	5,886,247,670
Fidelity SAI Japan Stock Index Fund	86,751,768	22,000,001	-	-	-	1,611,062	110,362,831
	21,506,382,240	6,835,575,346	7,037,065,555	2,575,346	1,524,048,031	(232,090,305)	22,596,849,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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